Share-based payments	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
26. Share-based payments
2023 Omnibus Incentive Compensation Plan (the “Plan”)
Following the consummation of the Business Combination, Lifezone adopted the 2023 Omnibus Incentive Compensation Plan (the “2023 Plan”) in order to give Lifezone a competitive advantage in attracting, retaining, awarding and motivating directors, officers, employees and consultants by granting equity and equity-based awards. The 2023 Plan permits the grant of options to purchase Lifezone Ordinary Shares, stock appreciation rights, restricted shares, restricted stock units or other equity or equity related awards, in each case, in respect of Lifezone Ordinary Shares and cash incentive awards, thus enhancing the alignment of employee and shareholder interests.
The initial share limit under the 2023 Plan is the number of Lifezone Ordinary Shares equal to 10% of fully-diluted share capital of Lifezone Metals as of immediately following the consummation of the Business Combination.
On July 1, 2024, Lifezone granted 2,600,000 RSU awards under the Plan each representing the right for participants to receive 1 share in Lifezone. On July 1, 2024, 933,333 RSUs vested, with the remaining 1,666,667 vesting under market price performance conditions of $14.50 per share and $16.00 per share (respectively) based on daily VWAP of the shares for any 20 Trading Days. The vesting period is five years commencing on July 1, 2024. Additionally, during the year ended December 31, 2024, Lifezone Metals also granted another 5,405 RSUs that vested immediately.

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21
The RSUs that vested immediately on grant date were valued at their market price. All other RSUs were independently valued using the Monte Carlo simulation with key assumptions of risk-free rate of 4.30%, dividend yields of 0.00%, expected volatility of 65% and expected lives of 5 years.
The total share-based payment expense related to the RSU awards in the year ended December 31, 2024, was $17,818,907. This expense is included in general and administrative expenses and includes $260,090 of employer taxes paid on vesting of RSUs.
Share-based payments - Earnouts
Following the SPAC Transaction on July 6, 2023, as described in detail in Note 1, pursuant to the earnout arrangements under the BCA, former Lifezone Holdings and Sponsor shareholders will each receive additional Lifezone shares if the daily VWAP of Lifezone shares equals or exceeds Trigger Event 1 and Trigger Event 2. Of the total shares issued and outstanding, 1,725,000 shares are issued but held in escrow and relate to the Sponsor earnouts, which are subject to the occurrence of the two trigger events.
Earnouts grant date is July 6, 2023. and the fair value of earnouts have been independently valued based on a Monte Carlo simulation model.
The assumptions used to fair value the earnouts are as follows:

Inputs
Valuation Date	July 6, 2023
Stock Price as of Measurement Date / BCA Date	$10.32
Equity Volatility (Pre BCA)	n/a
Equity Volatility (Post BCA)	94.0%
Risk-Free Rate (5.00 Years)	4.28%

Share Price Earnout Tranches	Beginning	Expiration	Share Price Hurdle
Sale Threshold Price for Tranche 1 - Trigger Event I	July 6, 2023	July 6, 2028	$14.00
Sale Threshold Price for Tranche 2 - Trigger Event II	July 6, 2023	July 6, 2028	$16.00
Days Above Threshold Price			20
Days Above Measurement Period			30
Change of Control Provisions			n/a
Change of Control Date			n/a
Probability of Change of Control			0%
Granted earnouts totaled 26,797,052 units. All earnouts are outstanding as of December 31, 2024.
The following table illustrates the number and fair value of earnouts granted and outstanding earnouts as at December 31, 2024.

	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Lifezone Holdings ($14.00 per Share)	12,536,026	$9.98	125,109,539
Granted - Lifezone Holdings ($16.00 per Share)	12,536,026	$9.84	123,354,496
Outstanding as at December 31, 2023	25,072,052
Outstanding as at December 31, 2024	25,072,052
Share based payment expense of $248,464,035 was recognized in respect of the above earnouts during the year ended December 31, 2023, and is included in general and administrative expenses.

	Share Earnout	Fair value per Earnout	Fair value ($)
Balance as at January 1, 2023	-		-
Granted - Sponsor shareholder ($14.00 per Share)	862,500	$9.98	8,607,750
Granted - Sponsor shareholder ($16.00 per Share)	862,500	$9.84	8,487,000
Outstanding as at December 31, 2023	1,725,000
Outstanding as at December 31, 2024	1,725,000
Share based payment expense of $17,094,750 was recognized in respect of the above sponsor earnouts during the year ended December 31, 2023, and is included in general and administrative expenses.